Offerings	Dec. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock to be issued to stockholders of Precision Aerospace & Defense Group, Inc.
Amount Registered | shares	13,309,791
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 138,421,827.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,116.06
Offering Note	Note 1.a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Note 1.b. Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (this “proxy statement/prospectus”), FACT II Acquisition Corp., a Cayman Islands exempted company (“FACT”), will de-register from the Register of Companies in the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation (the “Domestication”). The aforementioned business combination shall be among FACT, FACT II Acquisition LLC, a Cayman Islands limited liability company (“Sponsor HoldCo”), Patriot Merger Subsidiary, Inc., a Florida corporation and a direct, wholly-owned subsidiary of FACT (“Merger Sub”) and Precision Aerospace & Defense Group, Inc. (“PAD”), a Florida corporation, as described in this proxy statement/prospectus (the “Business Combination”). Following the Domestication, Merger Sub will merge with and into PAD, with PAD surviving the merger as a wholly-owned subsidiary of FACT (the “Merger”). In connection with the Domestication, (i) each of the then-issued and outstanding Class B ordinary shares, par value $0.0001 per share, of FACT (the “FACT Class B Ordinary Shares”) shall convert automatically, on a one-for-one basis, into one Class A ordinary share, par value $0.0001 per share, of FACT (the “FACT Class A Ordinary Shares”), (ii) each of the then-issued and outstanding FACT Class A Ordinary Shares (including the FACT Class A Ordinary Shares into which the FACT Class B Ordinary Shares shall have converted as described in the immediately preceding clause (i)) shall convert automatically, on a one-for-one basis, into one share of Class A common stock, par value $0.0001 per share, of FACT (the “FACT Class A Common Stock,” and the FACT Class A Common Stock, as converted into common stock, par value $0.0001 per share, of FACT at the effective time of the Merger (the “Effective Time”), the “FACT Common Stock”), and (iii) each then-outstanding warrant of FACT, each whole warrant exercisable for one FACT Class A ordinary share at an exercise price of $11.50 per share, shall represent the right to purchase one share of FACT Common Stock at an exercise price of $11.50 per share, in each case as further described in this proxy statement/prospectus. At the Effective Time, each of the then-issued and outstanding shares of common stock of PAD, par value $0.001 per share, other than any treasury shares and dissenting shares, will be automatically canceled and converted into the right to receive a number of shares of FACT Common Stock, as further described in this proxy statement/prospectus. As further described in this proxy statement/prospectus, all securities being registered will be issued by “New PAD,” which refers to FACT after the Domestication and the consummation of the Business Combination.

Note 1.c. Represents the estimated maximum number of shares of FACT Common Stock to be issued to stockholders of PAD (“PAD Stockholders”) upon completion of the Business Combination, estimated solely for the purposes of calculating the registration fee. The stock consideration to PAD Stockholders is calculated per the following: (i) each share of PAD common stock, par value $0.001 per share (“PAD Common Stock”), that is issued and outstanding immediately prior to the effective time (other than any treasury shares and dissenting shares) will be automatically canceled and converted into the right to receive a number of shares of FACT Common Stock equal to 12,388,291 divided by the number of shares of PAD Common Stock issued and outstanding immediately prior to the Effective Time; (ii) each share of PAD Series A preferred stock, par value $0.001, PAD Series B preferred stock, par value $0.001, and PAD Series C preferred stock, par value $0.001 (collectively, the “PAD Series A-C Preferred Stock”), (other than any treasury shares and dissenting shares) will be automatically canceled and converted into the right to receive a number of shares of FACT Common Stock equal to 621,500 divided by the number of shares of PAD Series A-C Preferred Stock issued and outstanding immediately prior to the Effective Time; and (iii) each share of PAD Series D preferred stock, par value $0.001 (the “PAD Series D Preferred Stock”), (other than any treasury shares and dissenting shares) will be automatically canceled and converted into the right to receive a number of shares of FACT Common Stock equal to 300,000 divided by the number of shares of PAD Series D Preferred Stock issued and outstanding immediately prior to the Effective Time, in each case as further described in this proxy statement/prospectus.

Note 1.d. Calculated in accordance with Rules 457(c) and 457(f)(1), as applicable, under the Securities Act, based on the average of the high and low prices of the FACT Class A Ordinary Shares on the Nasdaq Global Market (“Nasdaq”) on December 30, 2025 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the “SEC”)).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock
Amount Registered | shares	18,700,000
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 194,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,857.69
Offering Note	See Offering Note 1.a., 1.b. and 1.d.

Note 2.a. Represents (i) 17,500,000 FACT Class A Ordinary Shares that were registered pursuant to the Registration Statement on Form S-1 (SEC File No. 333-281593) (the “IPO Registration Statement”) and offered by FACT in its initial public offering (the “Public Shares”), and (ii) up to 1,200,000 FACT Common Stock, which is the maximum number of FACT Common Stock to be issued to Sponsor HoldCo as performance bonus consideration pursuant to the Business Combination Agreement (as defined in this proxy statement/prospectus) upon the occurrence of certain triggering events set forth therein.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	8,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a. and 1.b.

Note 3.a. Represents 8,750,000 redeemable warrants of FACT, each whole warrant exercisable for one FACT Class A Ordinary Share at an exercise price of $11.50 per share, that were registered pursuant to the IPO Registration Statement and offered by FACT in its initial public offering (the “FACT Public Warrants”).

Note 3.b. Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, as $11.85, which is the sum of (i) the average of the high and low prices of the FACT Public Warrants on Nasdaq on December 30, 2025 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the FACT Public Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the FACT Public Warrants has been allocated to the FACT Common Stock issuable upon exercise of the FACT Public Warrants and included in the registration fee paid in respect of such shares of FACT Common Stock.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of warrants
Amount Registered | shares	8,750,000
Proposed Maximum Offering Price per Unit	11.85
Maximum Aggregate Offering Price	$ 103,687,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,319.25
Offering Note	See Offering Note 1.a., 1.b. and 3.b. Note 4.a. Represents the number of FACT Common Stock issuable upon exercise of the FACT Public Warrants described in note (3).